Revenue Recognition - Remaining Performance Obligations (Details) $ in Billions	12 Months Ended
Dec. 31, 2019 USD ($)
Revenue Recognition
Practical expedient, remaining performance obligations	true
Remaining performance obligations related to customer contracts that are unsatisfied or partially unsatisfied	$ 126